Document and Entity Information	Aug. 14, 2020
Prospectus:
Document Type	497
Document Period End Date	Aug. 14, 2020
Entity Registrant Name	VALIC Co II
Entity Central Index Key	0001062374
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 14, 2020
Document Effective Date	Aug. 14, 2020
Prospectus Date	Jan. 01, 2020
International Opportunities Fund | International Opportunities Fund
Prospectus:
Trading Symbol	VISEX